HEDGE ACCOUNTING - Hedging operations (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Hedges of net investment in foreign operations [abstract]
Net OCI account	$ (36,517)	$ (74,009)
Foreign currency translation differences from unhedged foreign operations	(409,671)	1,356,213	$ (180,798)
Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				$ 856,934	$ 1,621,713
Amount of hedge by financial liabilities in foreign currency				(808,185)	(1,605,418)
Hedge amount in forward contracts					(281)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	407,149	1,204,663
Current amount hedging non-derivative instrument	(51,791)	(812,788)
Current amount hedging derivative instrument	(230,847)	(230,847)
Net OCI account	124,511	161,028
Multi Financial Holding
Hedges of net investment in foreign operations [abstract]
Net OCI account	(8,457)
Multi Financial Holding | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				405,867	394,372
Amount of hedge by financial liabilities in foreign currency				(390,000)	(390,000)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	6,974	400,810
Current amount hedging non-derivative instrument	46,021	(339,358)
Current amount hedging derivative instrument	(435)	(435)
Net OCI account	52,560	61,017
Other subsidiaries and branches Banco de Bogota
Hedges of net investment in foreign operations [abstract]
Net OCI account	(19,154)	104,761
Other subsidiaries and branches Banco de Bogota | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				152,882	131,923
Amount of hedge by financial liabilities in foreign currency				(120,000)	(120,000)
Hedge amount in forward contracts					(281)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	202,519	340,250
Current amount hedging non-derivative instrument	115,107	(3,470)
Current amount hedging derivative instrument	(230,412)	(230,412)
Net OCI account	87,214	106,368
Occidental Bank Barbados Ltd. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				37,341	28,755
Amount of hedge by financial liabilities in foreign currency				(37,341)	(28,755)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	43,626	74,582
Current amount hedging non-derivative instrument	(43,626)	(74,582)
Banco de Occidente Panama. S.A. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				58,877	35,151
Amount of hedge by financial liabilities in foreign currency				(58,877)	(35,151)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	57,337	99,428
Current amount hedging non-derivative instrument	(57,337)	(99,428)
Sociedad Portuaria El Cayao S.A. E.S.P. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				26,365	562,151
Amount of hedge by financial liabilities in foreign currency				(26,365)	(562,151)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	26,410	51,923
Current amount hedging non-derivative instrument	(26,410)	(51,923)
Gases del Pacifico S.A.C.
Hedges of net investment in foreign operations [abstract]
Net OCI account	(8,906)	7,472
Gases del Pacifico S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				31,888	216,876
Amount of hedge by financial liabilities in foreign currency				(31,888)	(216,876)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	6,068	38,118
Current amount hedging non-derivative instrument	(21,331)	(44,475)
Net OCI account	(15,263)	(6,357)
Gas Natural de Lima y Callao S.A.C. - Calidda | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				114,887	97,109
Amount of hedge by financial liabilities in foreign currency				(114,887)	(97,109)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	67,050	173,901
Current amount hedging non-derivative instrument	(67,050)	(173,901)
Promigas Per S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				4,820	25,978
Amount of hedge by financial liabilities in foreign currency				(4,820)	(25,978)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	741	5,504
Current amount hedging non-derivative instrument	(741)	(5,504)
Gases del Norte del Peru S.A.C. | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				24,006	129,382
Amount of hedge by financial liabilities in foreign currency				(24,006)	(129,382)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	(3,578)	20,140
Current amount hedging non-derivative instrument	3,578	(20,140)
Promigas Panam Corporation | Hedges of net investment in foreign operations
Disclosure of detailed information about hedging instruments [line items]
Investment amount				1	16
Amount of hedge by financial liabilities in foreign currency				$ (1)	$ (16)
Hedges of net investment in foreign operations [abstract]
Current amount hedged item	2	7
Current amount hedging non-derivative instrument	$ (2)	$ (7)